Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities of Continuing Operations:
Net income attributable to common shareowners	$ 5,721	$ 5,130	$ 4,979
Noncontrolling interest in subsidiaries' earnings	388	360	395
Net income	6,109	5,490	5,374
Less: Net income from discontinued operations	35	290	158
Net income from continuing operations	6,074	5,200	5,216
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	1,821	1,524	1,263
Deferred income tax provision	242	120	334
Stock compensation cost	275	210	221
Change in:
Accounts receivable	(531)	(165)	(697)
Inventories and contracts in progress	(1,096)	(539)	(330)
Other current assets	74	(4)	(24)
Accounts payable and accrued liabilities	1,354	811	760
Global pension contributions	(108)	(430)	(551)
Other operating activities, net	(600)	(122)	268
Net cash flows provided by operating activities of continuing operations	7,505	6,605	6,460
Investing Activities of Continuing Operations:
Capital expenditures	(1,688)	(1,389)	(929)
Increase in customer financing assets	(245)	(100)	(42)
Decrease in customer financing assets	110	75	92
Investments in businesses	(151)	(16,026)	(357)
Dispositions of businesses	1,560	425	494
Increase in collaboration intangible assets	(722)	(1,543)	0
Other investing activities, net	(328)	(237)	70
Net cash flows used in investing activities of continuing operations	(1,464)	(18,795)	(672)
Financing Activities of Continuing Operations:
Issuance of long-term debt	92	10,899	59
Repayment of long-term debt	(2,862)	(842)	(616)
(Decrease) increase in short-term borrowings, net	(113)	(214)	562
Common Stock issued under employee stock plans	378	522	226
Dividends paid on Common Stock	(1,908)	(1,752)	(1,602)
Repurchase of Common Stock	(1,200)	0	(2,175)
Other financing activities, net	(327)	(592)	(437)
Net cash flows (used in) provided by financing activities of continuing operations	(5,940)	8,021	(3,983)
Discontinued Operations:
Net cash (used in) provided by operating activities	(628)	41	130
Net cash provided by (used in) investing activities	351	2,974	(35)
Net cash used in financing activities	0	0	(22)
Net cash flows (used in) provided by discontinued operations	(277)	3,015	73
Effect of foreign exchange rate changes on cash and cash equivalents	(41)	30	(1)
Net (decrease) increase in cash and cash equivalents	(217)	(1,124)	1,877
Cash and cash equivalents, beginning of year	4,836	5,960	4,083
Cash and cash equivalents, end of year	4,619	4,836	5,960
Less: Cash and cash equivalents of businesses held for sale	0	17	0
Cash and cash equivalents	4,619	4,819	5,960
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	1,047	725	642
Income taxes paid, net of refunds	2,789	1,772	1,432
Non-cash investing and financing activities include:
Contributions of UTC Common Stock to domestic defined benefit pension plans	$ 0	$ 0	$ 450